Debt - Debt to Third Parties - Issuances and Borrowings (Details) - USD ($)			12 Months Ended
	Jan. 25, 2018	Mar. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018	Sep. 30, 2017	Apr. 30, 2017	Mar. 31, 2017
Debt Instrument [Line Items]
Principal Issuances		$ 1,500,000,000	$ 1,500,000,000
Issuance Costs			5,000,000
Net Proceeds from Issuance of Long-Term Debt		$ 1,495,000,000	1,495,000,000
Proceeds from issuance of long-term debt			10,480,000,000	$ 997,000,000	$ 3,979,000,000
Subsequent Event
Debt Instrument [Line Items]
Issuance Costs	$ 7,000,000
4.000% Senior Notes Due 2022
Debt Instrument [Line Items]
Principal Issuances			500,000,000
Issuance Costs			2,000,000
Net Proceeds from Issuance of Long-Term Debt			$ 498,000,000
Interest rate, stated percentage			4.00%
4.000% Senior Notes Due 2022 | Issuer
Debt Instrument [Line Items]
Principal Issuances								$ 1,000,000,000	$ 500,000,000
Interest rate, stated percentage								4.00%	4.00%
5.125% Senior Notes due 2025
Debt Instrument [Line Items]
Principal Issuances			$ 500,000,000
Issuance Costs			2,000,000
Net Proceeds from Issuance of Long-Term Debt			$ 498,000,000
Interest rate, stated percentage			5.125%
5.125% Senior Notes due 2025 | Issuer
Debt Instrument [Line Items]
Principal Issuances								$ 1,250,000,000	$ 500,000,000
Interest rate, stated percentage								5.125%	5.125%
5.375% Senior Notes due 2027
Debt Instrument [Line Items]
Principal Issuances			$ 500,000,000
Issuance Costs			1,000,000
Net Proceeds from Issuance of Long-Term Debt			$ 499,000,000
Interest rate, stated percentage			5.375%
5.375% Senior Notes due 2027 | Issuer
Debt Instrument [Line Items]
Principal Issuances							$ 500,000,000	$ 750,000,000	$ 500,000,000
Interest rate, stated percentage							5.375%	5.375%	5.375%
4.500% Senior Notes due 2026 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances	$ 1,000,000,000					$ 1,000,000,000
Interest rate, stated percentage	4.50%					4.50%
4.750% Senior Notes due 2028 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances	$ 1,500,000,000					$ 1,500,000,000
Interest rate, stated percentage	4.75%					4.75%
4.500% Senior Notes due 2026 and 4.750% Senior Notes due 2028 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 2,493,000,000
6.625% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage			6.625%
6.625% Senior Notes due 2023 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances	1,750,000,000
6.836% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage			6.836%
6.836% Senior Notes due 2023 | Issuer | Subsequent Event
Debt Instrument [Line Items]
Principal Issuances	$ 600,000,000